Condensed consolidated statement of changes in equity - ZAR (R) R in Millions	Stated share capital	Reorganisation reserve Lonmin Ltd	Reorganisation reserve	Share-based payment reserve	Mark to market reserve	Foreign currency translation reserve	Accumulated loss DRDGOLD Limited	Accumulated loss	Equity attributable to owners of Sibanye DRDGOLD Limited	Equity attributable to owners of Sibanye Lonmin Ltd	Equity attributable to owners of Sibanye	Non-controlling interests member DRDGOLD Limited	Non-controlling interests member Lonmin Ltd	Non-controlling interests member Lonmin Canada [Member]	Non-controlling interests member	DRDGOLD Limited	Lonmin Ltd	Lonmin Canada [Member]	Total
Balance at beginning of period at Dec. 31, 2017	R 0.0		R 34,667.0	R 3,327.6	R 5.2	R (763.8)		R (13,257.6)			R 23,978.4				R 19.8				R 23,998.2
Comprehensive income					47.4	1,719.1		(2,499.6)			(733.1)				(23.5)				(756.6)
Profit/(loss) for the period								(2,499.6)			(2,499.6)				(21.1)				(2,520.7)
Other comprehensive income, net of tax					47.4	1,719.1					1,766.5				(2.4)				1,764.1
Equity-settled share-based payments				281.7							281.7								281.7
Dividends paid															(0.6)				(0.6)
Acquisition of non-controlling interest												R 940.3				R 940.3
Transaction with shareholders of subsidiary							R 261.4		R 261.4							261.4
Balance at end of period at Dec. 31, 2018	0.0		34,667.0	3,609.3	52.6	955.3		(15,495.8)			23,788.4	913.2			936.0				24,724.4
Comprehensive income					128.9	(594.1)		62.1			(403.1)				370.0				(33.1)
Profit/(loss) for the period								62.1			62.1				370.7				432.8
Other comprehensive income, net of tax					128.9	(594.1)					(465.2)				(0.7)				(465.9)
Equity-settled share-based payments				290.3							290.3								290.3
Dividends paid															(85.0)				(85.0)
Shares issued for cash			1,688.4								1,688.4								1,688.4
Shares issued in acquisition		R 4,306.6	4,306.6							R 4,306.6							R 4,306.6
Acquisition of non-controlling interest													R 247.0				R 247.0
Transaction with shareholders of subsidiary												(0.3)				R (0.3)
Balance at end of period at Dec. 31, 2019	0.0		40,662.0	3,899.6	181.5	361.2		(15,433.7)			29,670.6	1,135.2			1,467.7				31,138.3
Comprehensive income					201.8	(2,226.7)		29,311.9			27,287.0				1,328.8				28,615.8
Profit/(loss) for the period								29,311.9			29,311.9				1,309.7				30,621.6
Other comprehensive income, net of tax					201.8	(2,226.7)					(2,024.9)				19.1				(2,005.8)
Equity-settled share-based payments				151.7							151.7				6.3				158.0
Dividends paid								(1,338.1)			(1,338.1)				(360.3)				(1,698.4)
Reorganisation	17,660.7		(17,660.7)
Shares issued upon conversion of convertible bond	12,573.2										12,573.2								12,573.2
Share buy-back	(84.1)										(84.1)								(84.1)
Transaction with shareholders of subsidiary							R 220.0		R 220.0			(220.0)		R 13.2	220.0			R 13.2
Balance at end of period at Dec. 31, 2020	R 30,149.8		R 23,001.3	R 4,051.3	R 383.3	R (1,865.5)		R 12,760.1			R 68,480.3	R 1,223.8			R 2,235.7				R 70,716.0